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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-4019
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                     7/20/00
---------------------               -------------                   --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              80
                                            ---------------------
Form 13F Information Table Value Total:     $      145,532
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 1
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             Item 1:             Item 2:       Item 3:                Item 4:
         Name of Issuer       Title of Class   CUSIP                Fair Market
                                               Number                  Value
-------------------------------------------------------------------------------
Accrue Software                   Common       00437W102             2,410,982
Adelphia                          Common       006848105               224,719
Apac Customer Service             Common       00185E106               331,874
AT&T Corp                         Common       001957109             1,897,499
Alliant Techsystems               Common       018804104               674,374
Allied Waste Industries           Common       019589308               500,000
America Online Inc                Common       02364J104             4,214,999
American Power Conversion         Common       029066107               232,630
American Superconductor           Common       030111108               241,249
Amerisource Health Corp           Common       03071P102             2,790,000
Amkor Technologies                Common       031652100             1,066,436
Applied Power Inc                 Common       038225108             1,507,499
BJ's Wholesale Club               Common       05548J106             4,346,100
Barnes & Noble                    Common       067774109               556,250
Barrett Resources                 Common       068480201               304,374
Bell Atlantic                     Common       077853109               508,124
Burlington Resources              Common       122014103             1,529,999
Cais Internet                     Common       12476Q102               667,968
C-Cube Microsystems               Common       12501N108             1,962,499
Check Point Software              Common       M22465104             1,058,749
CTC Communications Corp           Common       126419100             1,567,800
Cablevision Sys Corp              Common       12686C109             2,714,999
Cardinal Health Inc.              Common       14149Y108             4,070,000
Cendant Corporation               Common       151313103             1,260,000
Comcast CP Cl-A                   Common       200300200             1,620,000
Alcatel Spon ADR                  Common       013904305               664,999
Conoco Incorporated Cl-A          Common       208251306               440,000
Dana Corporation                  Common       235811106               317,812
FuelCell Energy                   Common       35952H106               517,968
Gap Inc                           Common       364760108               156,249
HCA Healthcare                    Common       404119109               759,374
HoneyWell Intl                    Common       438516106               673,749
ITC Deltacom Inc                  Common       45031T104               892,499
Intelect Communications           Common       458144102                92,499
INTL Rectifier Corp               Common       460254105               364,000
JDS Uniphase Corp                 Common       46612J101             4,794,999
Juniper Networks Inc              Common       48203R104             5,822,499
Kansas City Southern Ind          Common       485170104             4,656,093
Kroger Company                    Common       501044101             2,647,499
Laboratory Corp of America
Holdings                          Common       50540R409             5,329,336
Level 3 Communications Inc.       Common       52729N100             3,960,000
Litton Industries                 Common       538021106             2,100,000
Lockheed Martin Corp              Common       539830109             1,736,874
MRV Communications                Common       553477100             6,388,749
Marketwatch.com                   Common       570619106               611,405
Maverick Tube Corp                Common       577914104               436,874
Mcleodusa Inc CL-A                Common       582266102               827,499
Mediaone Group Inc                Common       58440J104             1,992,087
Methode Electronics CL-A          Common       591520200               965,625
Metlife Inc                       Common       59156R108             2,527,498
MicroSoft Corp                    Common       594918104             3,600,000
Micron Technology                 Common       595112103             4,403,124
Newport Corp                      Common       651824104             4,294,999
Nextlink Communications CL-A      Common       65333H707               379,374
Nortel Networks Corp              Common       656568102             1,364,999
OSI Pharmaceuticals               Common       671040103               432,186
Pac-West Telecom Inc              Common       69371Y101               600,000
Plains Resources Inc              Common       726540503             1,475,200
Progenics Pharmacueticals         Common       743187106               284,999
Qualcom Diagnostics Inc           Common       747525103             3,300,000
Quest Diagnostics Inc             Common       74834L100             5,367,050
Quest Communications              Common       749121109               621,093
Raytheon Company                  Common       755111408             1,924,999
Reader's Digest Assoc. Class A    Common       755267101             2,583,749
Reader's Digest Assoc. Class B    Common       755267200               548,436
Redback Networks                  Common       757209101             3,582,499
Rockwell International            Common       773903109               629,999
Sempra Energy                     Common       816851109             1,700,000
Sonus Networks                    Common       835916107             1,578,749
Stilwell Financial When Issued    Common       860831106w              198,360
Supervalu Inc                     Common       868536103             1,620,312
Sybron International              Common       87114F106               594,374
Sycamore Networks                 Common       871206108             3,863,124

Table continued...

Teligent Inc                      Common       87959Y103               826,874
Titan Pharmaceuticals             Common       888314101               430,000
Turnstone Systems                 Common       900423104             3,313,436
Tyco International                Common       902124106             1,421,250
USA Networks                      Common       902984103             1,513,749
VF Corp                           Common       918204108             1,428,749
Xilinx Incorporated               Common       983919101             3,715,312
                                                              -----------------
                                                                   145,532,304

                                    FORM 13F

                                                                                                      -----------------------------
                                                                                                               (SEC USE ONLY)
Page 1 of 1                    Name of  Reporting Manager:Eos Partners, L.P.
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             Item 1:            Item 5:                        Item 6:                    Item 7:               Item 8:
         Name of Issuer        Shares or                Investment Discretion            Managers       Voting Authority (Shares)
                               Principal                ---------------------         See Instr. V      -------------------------
                                Amount                      (b) Shared-
                                                 (a) Sole   As Defined   (c) Shared                  (a) Sole  (b) Shared  (c) None
                                                            in Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------------------
Accrue Software                     67,915         67,915                                1                67,915
Adelphia                             4,794          4,794                                1                 4,794
Apac Customer Service               30,000         30,000                                1                30,000
AT&T Corp                           60,000         60,000                                1                60,000
Alliant Techsystems                 10,000         10,000                                1                10,000
Allied Waste Industries             50,000         50,000                                1                50,000
America Online Inc                  80,000         80,000                                1                80,000
American Power Conversion            5,700          5,700                                1                 5,700
American Superconductor              5,000          5,000                                1                 5,000
Amerisource Health Corp             90,000         90,000                                1                90,000
Amkor Technologies                  30,200         30,200                                1                30,200
Applied Power Inc                   45,000         45,000                                1                45,000
BJ's Wholesale Club                131,700        131,700                                1               131,700
Barnes & Noble                      25,000         25,000                                1                25,000
Barrett Resources                   10,000         10,000                                1                10,000
Bell Atlantic                       10,000         10,000                                1                10,000
Burlington Resources                40,000         40,000                                1                40,000
Cais Internet                       47,500         47,500                                1                47,500
C-Cube Microsystems                100,000        100,000                                1               100,000
Check Point Software                 5,000          5,000                                1                 5,000
CTC Communications Corp             43,550         43,550                                1                43,550
Cablevision Sys Corp                40,000         40,000                                1                40,000
Cardinal Health Inc.                55,000         55,000                                1                55,000
Cendant Corporation                 90,000         90,000                                1                90,000
Comcast CP Cl-A                     40,000         40,000                                1                40,000
Alcatel Spon ADR                    10,000         10,000                                1                10,000
Conoco Incorporated Cl-A            20,000         20,000                                1                20,000
Dana Corporation                    15,000         15,000                                1                15,000
FuelCell Energy                      7,500          7,500                                1                 7,500
Gap Inc                              5,000          5,000                                1                 5,000
HCA Healthcare                      25,000         25,000                                1                25,000
HoneyWell Intl                      20,000         20,000                                1                20,000
ITC Deltacom Inc                    40,000         40,000                                1                40,000
Intelect Communications             40,000         40,000                                1                40,000
INTL Rectifier Corp                  6,500          6,500                                1                 6,500
JDS Uniphase Corp                   40,000         40,000                                1                40,000
Juniper Networks Inc                40,000         40,000                                1                40,000
Kansas City Southern Ind            52,500         52,500                                1                52,500
Kroger Company                     120,000        120,000                                1               120,000
Laboratory Corp of America
Holdings                            69,100         69,100                                1                69,100

Table continued...

Level 3 Communications Inc.         45,000         45,000                                1                45,000
Litton Industries                   50,000         50,000                                1                50,000
Lockheed Martin Corp                70,000         70,000                                1                70,000
MRV Communications                  95,000         95,000                                1                95,000
Marketwatch.com                     32,500         32,500                                1                32,500
Maverick Tube Corp                  15,000         15,000                                1                15,000
Mcleodusa Inc CL-A                  40,000         40,000                                1                40,000
Mediaone Group Inc                  29,900         29,900                                1                29,900
Methode Electronics CL-A            25,000         25,000                                1                25,000
Metlife Inc                        120,000        120,000                                1               120,000
MicroSoft Corp                      45,000         45,000                                1                45,000
Micron Technology                   50,000         50,000                                1                50,000
Newport Corp                        40,000         40,000                                1                40,000
Nextlink Communications CL-A        10,000         10,000                                1                10,000
Nortel Networks Corp                20,000         20,000                                1                20,000
OSI Pharmaceuticals                 15,000         15,000                                1                15,000
Pac-West Telecom Inc                30,000         30,000                                1                30,000
Plains Resources Inc                92,200         92,200                                1                92,200
Progenics Pharmacueticals           20,000         20,000                                1                20,000
Qualcom Diagnostics Inc             55,000         55,000                                1                55,000
Quest Diagnostics Inc               71,800         71,800                                1                71,800
Quest Communications                12,500         12,500                                1                12,500
Raytheon Company                   100,000        100,000                                1               100,000
Reader's Digest Assoc. Class A      65,000         65,000                                1                65,000
Reader's Digest Assoc. Class B      15,000         15,000                                1                15,000
Redback Networks                    20,000         20,000                                1                20,000
Rockwell International              20,000         20,000                                1                20,000
Sempra Energy                      100,000        100,000                                1               100,000
Sonus Networks                      10,000         10,000                                1                10,000
Stilwell Financial When Issued       5,000          5,000                                1                 5,000
Supervalu Inc                       85,000         85,000                                1                85,000
Sybron International                30,000         30,000                                1                30,000
Sycamore Networks                   35,000         35,000                                1                35,000
Teligent Inc                        35,000         35,000                                1                35,000
Titan Pharmaceuticals               10,000         10,000                                1                10,000
Turnstone Systems                   20,000         20,000                                1                20,000
Tyco International                  30,000         30,000                                1                30,000
USA Networks                        70,000         70,000                                1                70,000
VF Corp                             60,000         60,000                                1                60,000
Xilinx Incorporated                 45,000         45,000                                1                45,000